Fair value measurements (Details Narrative) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Fair Value Disclosures [Abstract]
Gain on short-term investments		¥ 1	¥ 23